Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2023					April 30, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$469	$11	$(4)	$4	$480	$409	$(16)	$(7)	$2	$388
Personal	1,129	136	(98)	(2)	1,165	1,038	(39)	(56)	–	943
Credit cards	926	169	(115)	–	980	870	8	(83)	–	795
Small business	204	30	(7)	(2)	225	178	5	(6)	2	179
Wholesale	1,680	269	(54)	(9)	1,886	1,811	(246)	(15)	(9)	1,541
Customers’ liability under acceptances	41	(1)	–	1	41	83	(42)	–	–	41
	$4,449	$614	$(278)	$(8)	$4,777	$4,389	$(330)	$(167)	$(5)	$3,887
Presented as:
Allowance for loan losses	$3,999				$4,332	$4,047				$3,566
Other liabilities – Provisions	403				397	251				275
Customers’ liability under acceptances	41				41	83				41
Other components of equity	6				7	8				5

	For the six months ended
	April 30, 2023					April 30, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$62	$(9)	$(5)	$480	$416	$(22)	$(12)	$6	$388
Personal	1,043	305	(181)	(2)	1,165	1,079	(21)	(112)	(3)	943
Credit cards	893	305	(217)	(1)	980	875	73	(154)	1	795
Small business	194	47	(16)	–	225	177	8	(10)	4	179
Wholesale	1,574	430	(71)	(47)	1,886	1,797	(234)	(21)	(1)	1,541
Customers’ liability under acceptances	45	(5)	–	1	41	75	(34)	–	–	41
	$4,181	$1,144	$(494)	$(54)	$4,777	$4,419	$(230)	$(309)	$7	$3,887
Presented as:
Allowance for loan losses	$3,753				$4,332	$4,089				$3,566
Other liabilities – Provisions	378				397	241				275
Customers’ liability under acceptances	45				41	75				41
Other components of equity	5				7	14				5
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance
for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Residential mortgages
Balance at beginning of period	$254	$82	$133	$469	$187	$85	$137	$409
Provision for credit losses
Transfers to stage 1	19	(19)	–	–	36	(31)	(5)	–
Transfers to stage 2	(13)	15	(2)	–	(4)	5	(1)	–
Transfers to stage 3	(1)	(2)	3	–	–	(8)	8	–
Originations	13	–	–	13	29	–	–	29
Maturities	(4)	–	–	(4)	(5)	(1)	–	(6)
Changes in risk, parameters and exposures	(31)	26	7	2	(60)	20	1	(39)
Write-offs	–	–	(8)	(8)	–	–	(10)	(10)
Recoveries	–	–	4	4	–	–	3	3
Exchange rate and other	1	1	2	4	1	1	–	2
Balance at end of period	$238	$103	$139	$480	$184	$71	$133	$388

Personal
Balance at beginning of period	$286	$725	$118	$1,129	$404	$547	$87	$1,038
Provision for credit losses
Transfers to stage 1	147	(146)	(1)	–	157	(157)	–	–
Transfers to stage 2	(20)	21	(1)	–	(39)	39	–	–
Transfers to stage 3	(1)	(12)	13	–	–	(13)	13	–
Originations	25	–	–	25	22	–	–	22
Maturities	(10)	(25)	–	(35)	(17)	(25)	–	(42)
Changes in risk, parameters and exposures	(130)	184	92	146	(216)	159	38	(19)
Write-offs	–	–	(124)	(124)	–	–	(89)	(89)
Recoveries	–	–	26	26	–	–	33	33
Exchange rate and other	1	–	(3)	(2)	(1)	–	1	–
Balance at end of period	$298	$747	$120	$1,165	$310	$550	$83	$943

Credit cards
Balance at beginning of period	$184	$742	$–	$926	$226	$644	$–	$870
Provision for credit losses
Transfers to stage 1	125	(125)	–	–	129	(129)	–	–
Transfers to stage 2	(22)	22	–	–	(28)	28	–	–
Transfers to stage 3	(1)	(98)	99	–	–	(81)	81	–
Originations	3	–	–	3	2	–	–	2
Maturities	(1)	(8)	–	(9)	(2)	(7)	–	(9)
Changes in risk, parameters and exposures	(89)	248	16	175	(159)	172	2	15
Write-offs	–	–	(159)	(159)	–	–	(126)	(126)
Recoveries	–	–	44	44	–	–	43	43
Exchange rate and other	–	–	–	–	1	(1)	–	–
Balance at end of period	$199	$781	$–	$980	$169	$626	$–	$795

Small business
Balance at beginning of period	$73	$73	$58	$204	$87	$56	$35	$178
Provision for credit losses
Transfers to stage 1	8	(8)	–	–	4	(4)	–	–
Transfers to stage 2	(4)	4	–	–	(6)	6	–	–
Transfers to stage 3	(1)	(2)	3	–	–	(1)	1	–
Originations	8	–	–	8	8	–	–	8
Maturities	(3)	(4)	–	(7)	(6)	(5)	–	(11)
Changes in risk, parameters and exposures	(6)	15	20	29	(13)	13	8	8
Write-offs	–	–	(10)	(10)	–	–	(9)	(9)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	1	1	(4)	(2)	3	1	(2)	2
Balance at end of period	$76	$79	$70	$225	$77	$66	$36	$179

Wholesale
Balance at beginning of period	$600	$612	$468	$1,680	$580	$765	$466	$1,811
Provision for credit losses
Transfers to stage 1	49	(49)	–	–	160	(158)	(2)	–
Transfers to stage 2	(15)	15	–	–	(23)	23	–	–
Transfers to stage 3	(1)	(13)	14	–	(1)	(23)	24	–
Originations	159	–	–	159	127	–	–	127
Maturities	(98)	(58)	–	(156)	(92)	(84)	–	(176)
Changes in risk, parameters and exposures	(31)	119	178	266	(267)	64	6	(197)
Write-offs	–	–	(60)	(60)	–	–	(26)	(26)
Recoveries	–	–	6	6	–	–	11	11
Exchange rate and other	5	6	(20)	(9)	(1)	3	(11)	(9)
Balance at end of period	$668	$632	$586	$1,886	$483	$590	$468	$1,541

	For the six months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Transfers to stage 1	32	(32)	–	–	60	(50)	(10)	–
Transfers to stage 2	(19)	25	(6)	–	(6)	7	(1)	–
Transfers to stage 3	(1)	(5)	6	–	(1)	(15)	16	–
Originations	43	–	–	43	59	–	–	59
Maturities	(8)	(2)	–	(10)	(12)	(4)	–	(16)
Changes in risk, parameters and exposures	(44)	51	22	29	(104)	39	–	(65)
Write-offs	–	–	(16)	(16)	–	–	(20)	(20)
Recoveries	–	–	7	7	–	–	8	8
Exchange rate and other	–	1	(6)	(5)	2	2	2	6
Balance at end of period	$238	$103	$139	$480	$184	$71	$133	$388

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Transfers to stage 1	297	(296)	(1)	–	327	(326)	(1)	–
Transfers to stage 2	(43)	44	(1)	–	(61)	61	–	–
Transfers to stage 3	(1)	(25)	26	–	(1)	(25)	26	–
Originations	48	–	–	48	48	–	–	48
Maturities	(22)	(50)	–	(72)	(38)	(50)	–	(88)
Changes in risk, parameters and exposures	(268)	415	182	329	(387)	321	85	19
Write-offs	–	–	(236)	(236)	–	–	(175)	(175)
Recoveries	–	–	55	55	–	–	63	63
Exchange rate and other	2	(2)	(2)	(2)	–	–	(3)	(3)
Balance at end of period	$298	$747	$120	$1,165	$310	$550	$83	$943

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Transfers to stage 1	289	(289)	–	–	275	(275)	–	–
Transfers to stage 2	(42)	42	–	–	(51)	51	–	–
Transfers to stage 3	(1)	(192)	193	–	(1)	(151)	152	–
Originations	7	–	–	7	6	–	–	6
Maturities	(2)	(15)	–	(17)	(3)	(14)	–	(17)
Changes in risk, parameters and exposures	(228)	519	24	315	(291)	373	2	84
Write-offs	–	–	(301)	(301)	–	–	(238)	(238)
Recoveries	–	–	84	84	–	–	84	84
Exchange rate and other	(1)	–	–	(1)	1	–	–	1
Balance at end of period	$199	$781	$–	$980	$169	$626	$–	$795

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Transfers to stage 1	18	(18)	–	–	9	(9)	–	–
Transfers to stage 2	(7)	7	–	–	(8)	8	–	–
Transfers to stage 3	(1)	(4)	5	–	–	(2)	2	–
Originations	16	–	–	16	17	–	–	17
Maturities	(7)	(10)	–	(17)	(11)	(12)	–	(23)
Changes in risk, parameters and exposures	(18)	28	38	48	(23)	24	13	14
Write-offs	–	–	(21)	(21)	–	–	(15)	(15)
Recoveries	–	–	5	5	–	–	5	5
Exchange rate and other	2	3	(5)	–	5	2	(3)	4
Balance at end of period	$76	$79	$70	$225	$77	$66	$36	$179

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Transfers to stage 1	100	(100)	–	–	268	(265)	(3)	–
Transfers to stage 2	(35)	36	(1)	–	(41)	41	–	–
Transfers to stage 3	(4)	(27)	31	–	(2)	(27)	29	–
Originations	312	–	–	312	283	–	–	283
Maturities	(216)	(129)	–	(345)	(198)	(191)	–	(389)
Changes in risk, parameters and exposures	(86)	269	280	463	(396)	224	44	(128)
Write-offs	–	–	(86)	(86)	–	–	(49)	(49)
Recoveries	–	–	15	15	–	–	28	28
Exchange rate and other	–	(2)	(45)	(47)	3	14	(18)	(1)
Balance at end of period	$668	$632	$586	$1,886	$483	$590	$468	$1,541

Key
inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2022 Annual Consolidated Financial Statements.
Our base scenario reflects rising unemployment rates, high inflation, production capacity limits and high central bank policy interest rates, which result in mild recessions in Canada and the U.S. in calendar 2023. Expectations are that increases in central bank interest rates, including in Canada and the U.S., are likely at or close to the end of the cycle. Our base scenario also reflects declining housing prices in Canada in the near-term and an unfavourable outlook for commercial real estate prices.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q3 2023 relative to our base scenario. Conditions are expected to deteriorate from calendar Q2 2023 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period. The possibility of a deeper recession and a more prolonged recovery as compared to our base scenario, including further monetary policy responses to elevated inflation rates which may increase credit risk, is reflected in our general downside scenario.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.
We reduced weight to our downside scenarios relative to October 31, 2022 and January 31, 2023, in order to reflect reduced uncertainty and an increased likelihood of a mild recession as reflected in our base scenario relative to the more severe recessions reflected in our downside scenarios.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:
Unemployment rates
– In our base forecast, calendar Q2 2023 unemployment rates are expected to rise to 5.3% in Canada and 3.8% in the U.S., peaking in Q1 2024 at 6.6% in Canada and at 4.8% in the U.S., and reverting to the long run equilibrium towards the latter end of the forecast horizon.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect Canadian and U.S. GDP growth to slow
, with both Canada
and
the U.S. expected to experience mild recessions during
calendar
Q2 and Q3
2023
. GDP in calendar Q4 2023 is expected to be 0.4% above Q4 2022 levels in Canada, and 0.2% below such levels in the U.S.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $82 per barrel over the next 12 months from calendar Q2 2023 and $70 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $28 to $101 per barrel for the next 12 months and $42 to $
73
per barrel for the following 2 to 5 years. As at January 31, 2023, our base forecast included an average price of $84 per barrel for the next 12 months and $71 per barrel for the following 2 to 5 years. As at October 31, 2022, our base forecast included an average price of $88 per barrel for the next 12 months and $72 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 1.8% over the next 12 months from calendar Q2 2023, with a compound annual growth rate of 4.8% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0%) to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at January 31, 2023, our base forecast included housing price growth
of 2.6% for the next 12 months and 5.1% for the following 2 to 5 years. As at October 31, 2022, our base forecast included housing price contraction of (1.0)% from calendar Q4 2022 for the next 12 months and housing price growth of 5.2% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2022 Annual Report.

	As at
	April 30, 2023				October 31, 2022
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$339,382	$6,193	$–	$345,575	$340,716	$2,573	$–	$343,289
Medium risk	16,584	1,469	–	18,053	15,035	1,932	–	16,967
High risk	1,297	3,880	–	5,177	1,188	3,125	–	4,313
Not rated (1)	52,715	1,333	–	54,048	51,915	1,304	–	53,219
Impaired	–	–	587	587	–	–	560	560
	409,978	12,875	587	423,440	408,854	8,934	560	418,348
Items not subject to impairment (2)				470				448
Total				$423,910				$418,796

Loans outstanding – Personal
Low risk	$72,973	$2,861	$–	$75,834	$73,339	$2,575	$–	$75,914
Medium risk	5,081	3,144	–	8,225	5,482	3,780	–	9,262
High risk	421	1,908	–	2,329	836	1,660	–	2,496
Not rated (1)	9,218	129	–	9,347	9,733	104	–	9,837
Impaired	–	–	256	256	–	–	200	200
Total	$87,693	$8,042	$256	$95,991	$89,390	$8,119	$200	$97,709

Loans outstanding – Credit cards
Low risk	$15,623	$91	$–	$15,714	$15,088	$83	$–	$15,171
Medium risk	1,680	1,690	–	3,370	1,418	1,911	–	3,329
High risk	43	1,486	–	1,529	39	1,255	–	1,294
Not rated (1)	803	46	–	849	751	32	–	783
Total	$18,149	$3,313	$–	$21,462	$17,296	$3,281	$–	$20,577

Loans outstanding – Small business
Low risk	$8,316	$957	$–	$9,273	$8,571	$838	$–	$9,409
Medium risk	1,677	1,003	–	2,680	1,512	1,130	–	2,642
High risk	102	505	–	607	102	375	–	477
Not rated (1)	9	–	–	9	3	–	–	3
Impaired	–	–	207	207	–	–	138	138
Total	$10,104	$2,465	$207	$12,776	$10,188	$2,343	$138	$12,669

Undrawn loan commitments – Retail
Low risk	$255,573	$1,603	$–	$257,176	$247,620	$1,041	$–	$248,661
Medium risk	9,641	273	–	9,914	9,021	246	–	9,267
High risk	855	405	–	1,260	876	367	–	1,243
Not rated (1)	6,052	152	–	6,204	5,668	118	–	5,786
Total	$272,121	$2,433	$–	$274,554	$263,185	$1,772	$–	$264,957

Wholesale – Loans outstanding
Investment grade	$91,282	$315	$–	$91,597	$88,513	$202	$–	$88,715
Non-investment grade	152,779	15,860	–	168,639	145,908	15,758	–	161,666
Not rated (1)	10,052	274	–	10,326	11,789	360	–	12,149
Impaired	–	–	1,843	1,843	–	–	1,301	1,301
	254,113	16,449	1,843	272,405	246,210	16,320	1,301	263,831
Items not subject to impairment (2)				8,975				10,136
Total				$281,380				$273,967

Undrawn loan commitments – Wholesale
Investment grade	$301,467	$230	$–	$301,697	$284,481	$179	$–	$284,660
Non-investment grade	130,063	10,447	–	140,510	126,225	10,657	–	136,882
Not rated (1)	3,983	–	–	3,983	3,692	1	–	3,693
Total	$435,513	$10,677	$–	$446,190	$414,398	$10,837	$–	$425,235

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	April 30, 2023			October 31, 2022
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,422	$169	$1,591	$1,328	$168	$1,496
Wholesale	1,042	61	1,103	1,279	2	1,281
	$2,464	$230	$2,694	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.